Investments in Associates and Joint Ventures - Summary of Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
KIF Investment Fund [Member]
Disclosure of associates [line items]
Percentage of ownership	33.33%	33.33%
Location	Korea	Korea
Date of financial statements	December	December
K Bank [member]
Disclosure of associates [line items]
Percentage of ownership	33.72%	33.72%
Location	Korea	Korea
Date of financial statements	December	December
Hyundai Robotics Co., Ltd. [member]
Disclosure of associates [line items]
Percentage of ownership	10.00%	10.00%
Location	Korea	Korea
Date of financial statements	December	December
Megazone Cloud Corporation [Member]
Disclosure of associates [line items]
Percentage of ownership	6.83%	6.83%
Location	Korea	Korea
Date of financial statements	December	December
IGIS No. 4681 General Private Real Estate Investment Company [Member]
Disclosure of associates [line items]
Percentage of ownership	44.64%	44.64%
Location	Korea	Korea
Date of financial statements	December	December
KT-DSC creative economy youth start-up investment fund [member]
Disclosure of associates [line items]
Percentage of ownership	28.57%	28.57%
Location	Korea	Korea
Date of financial statements	December	December
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395 [Member]
Disclosure of associates [line items]
Percentage of ownership	35.29%	35.29%
Location	Korea	Korea
Date of financial statements	December	December
LS Marine Solution Co Ltd Formerly KT Submarine Co Ltd [Member]
Disclosure of associates [line items]
Percentage of ownership	7.30%	32.90%
Location	Korea	Korea
Date of financial statements	December	December